Consolidated Statements Of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net income	$ 8,556,703	$ 8,791,874
Adjustments to reconcile net income to net cash used in operating activities:
Formation and operating expenses paid by Sponsor		44,020
Interest income earned on marketable securities and cash held in Trust Account	(12,494,752)	(9,622,647)
Changes in operating assets and liabilities:
Prepaid expenses	(1,010)	(6,179)
Prepaid insurance	430,995	(583,040)
Accrued expenses	97,969	56,041
Net cash used in operating activities	(3,410,095)	(1,319,931)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(287,500,000)
Cash withdrawn from Trust Account for working capital purposes	1,000,000	1,000,000
Net cash provided by (used in) investing activities	1,000,000	(286,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		281,750,000
Proceeds from sale of Private Placement Units		7,250,000
Underwriters' reimbursement		1,808,750
Repayment of promissory note - related party		(314,295)
Payment of offering costs		(261,960)
Net cash provided by financing activities		290,232,495
Net Change in Cash	(2,410,095)	2,412,564
Cash – Beginning	2,412,564
Cash – Ending	$ 2,469	2,412,564
Non-cash investing and financing activities:
Deferred underwriting fee payable		10,062,500
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares		25,000
Deferred offering costs paid through promissory note - related party		232,775
Deferred Offering costs included in accrued offering costs		$ 247,960